Goodwill and Other Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Indefinite-Lived Intangible Assets [Line Items]
Balance	$ 422	$ 1,078
Changes during 2025
Acquisition
Amortization	(61)	(190)	$ (168)
Impairment of Intangible Assets		(466)
Balance	361	422	1,078
Distribution Rights [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance	422	696
Changes during 2025
Acquisition
Amortization	(61)	(85)
Impairment of Intangible Assets		(189)
Balance	361	422	696
Customer Relationships [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance		239
Changes during 2025
Acquisition
Amortization		(35)
Impairment of Intangible Assets		(204)
Balance			239
Non-competition [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance		143
Changes during 2025
Acquisition
Amortization		(70)
Impairment of Intangible Assets		(73)
Balance			$ 143